UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:             |_|; Amendment Number: ____

This  Amendment  (Check  only  one): |_|  is a restatement
                                     |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Axial Capital Management LLC

Address:    101 Park Avenue, 20th Floor
            New York, New York  10178

13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Eliav Assouline
Title:      Managing Member
Phone:      (212) 984-2100

Signature, Place and Date of Signing:


/s/ Eliav Assouline              New York, New York          February 14, 2012
--------------------           ----------------------        -------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           43

Form 13F Information Table Value Total:    $1,545,125
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   28-11700                Axial Capital, LP

(2)   28-14501                Axial Capital Master, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                    Axial Capital Management LLC
                                                         December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION     MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------  -------   --- ----   ----------     -----  ----      ------ ----
ALLIANCE DATA SYSTEMS CORP          COM        018581108   33,208     319,800     PUT    SHARED/DEFINED  1,2     319,800  0     0
APOLLO GROUP INC                   CL A        037604105   31,018     575,800     PUT    SHARED/DEFINED  1,2     575,800  0     0
BHP BILLITON LTD               SPONSORED ADR   088606108   16,365     231,700     PUT    SHARED/DEFINED  1,2     231,700  0     0
BRIDGEPOINT ED INC                  COM        10807M105    1,783      77,500     PUT    SHARED/DEFINED  1,2      77,500  0     0
CAREER EDUCATION CORP               COM        141665109    1,843     231,300 SH         SHARED/DEFINED  1,2     231,300  0     0
CAREER EDUCATION CORP               COM        141665109    1,843     231,300     PUT    SHARED/DEFINED  1,2     231,300  0     0
CATERPILLAR INC DEL                 COM        149123101   19,850     219,100     PUT    SHARED/DEFINED  1,2     219,100  0     0
COMCAST CORP NEW                 CL A SPL      20030N200   43,171   1,832,403 SH         SHARED/DEFINED  1,2   1,832,403  0     0
COVANTA HLDG CORP                   COM        22282E102   49,067   3,584,180 SH         SHARED/DEFINED  1,2   3,584,180  0     0
CUMMINS INC                         COM        231021106   29,531     335,500     PUT    SHARED/DEFINED  1,2     335,500  0     0
DIAMOND FOODS INC                   COM        252603105    5,649     175,060 SH         SHARED/DEFINED  1,2     175,060  0     0
DIGITAL RLTY TR INC                 COM        253868103   17,748     266,200     PUT    SHARED/DEFINED  1,2     266,200  0     0
ELECTRONICS FOR IMAGING INC         COM        286082102    5,322     373,463 SH         SHARED/DEFINED  1,2     373,463  0     0
FASTENAL CO                         COM        311900104   19,114     438,300     PUT    SHARED/DEFINED  1,2     438,300  0     0
FUSION-IO INC                       COM        36112J107    1,951      80,621 SH         SHARED/DEFINED  1,2      80,621  0     0
GRAINGER W W INC                    COM        384802104   48,201     257,500     PUT    SHARED/DEFINED  1,2     257,500  0     0
HCP INC                             COM        40414L109   21,113     509,600     PUT    SHARED/DEFINED  1,2     509,600  0     0
ISHARES INC                     MSCI GERMAN    464286806   10,058     523,300 SH         SHARED/DEFINED  1,2     523,300  0     0
ISHARES INC                     MSCI JAPAN     464286848   21,419   2,351,159 SH         SHARED/DEFINED  1,2   2,351,159  0     0
ISHARES INC                    MSCI S KOREA    464286772    9,065     173,457 SH         SHARED/DEFINED  1,2     173,457  0     0
ISHARES TR                     RUSSELL 2000    464287655  185,875   2,520,335 SH         SHARED/DEFINED  1,2   2,520,335  0     0
ITT EDUCATIONAL SERVICES INC        COM        45068B109    4,351      76,481 SH         SHARED/DEFINED  1,2      76,481  0     0
ITT EDUCATIONAL SERVICES INC        COM        45068B109   24,372     428,400     PUT    SHARED/DEFINED  1,2     428,400  0     0
JOY GLOBAL INC                      COM        481165108   10,953     146,100     PUT    SHARED/DEFINED  1,2     146,100  0     0
LAS VEGAS SANDS CORP                COM        517834107   55,558   1,300,200     PUT    SHARED/DEFINED  1,2   1,300,200  0     0
LKQ CORP                            COM        501889208   19,039     632,954 SH         SHARED/DEFINED  1,2     632,954  0     0
LOEWS CORP                          COM        540424108    5,205     138,260 SH         SHARED/DEFINED  1,2     138,260  0     0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105   33,739   1,207,127 SH         SHARED/DEFINED  1,2   1,207,127  0     0
MEDNAX INC                          COM        58502B106   12,112     168,200     PUT    SHARED/DEFINED  1,2     168,200  0     0
MINDRAY MEDICAL INTL LTD         SPON ADR      602675100    3,115     121,500     PUT    SHARED/DEFINED  1,2     121,500  0     0
NEW ORIENTAL ED & TECH GRP I     SPON ADR      647581107   12,506     520,000     PUT    SHARED/DEFINED  1,2     520,000  0     0
OMNIVISION TECHNOLOGIES INC         COM        682128103    1,352     110,490 SH         SHARED/DEFINED  1,2     110,490  0     0
POWERSHARES QQQ TRUST           UNIT SER 1     73935A104   11,824     211,784 SH         SHARED/DEFINED  1,2     211,784  0     0
PROLOGIS INC                        COM        74340W103    5,269     184,300     PUT    SHARED/DEFINED  1,2     184,300  0     0
QLT INC                             COM        746927102   63,828   8,865,036 SH         SHARED/DEFINED  1,2   8,865,036  0     0
SELECT SECTOR SPDR TR          SBI INT-INDS    81369Y704   21,900     648,900     PUT    SHARED/DEFINED  1,2     648,900  0     0
SEMGROUP CORP                      CL A        81663A105   11,518     441,988 SH         SHARED/DEFINED  1,2     441,988  0     0
SPDR S&P 500 ETF TR               TR UNIT      78462F103  635,938   5,067,238 SH         SHARED/DEFINED  1,2   5,067,238  0     0
SPDR SERIES TRUST             S&P RETAIL ETF   78464A714   12,544     238,700     PUT    SHARED/DEFINED  1,2     238,700  0     0
STRAYER ED INC                      COM        863236105      398       4,100     PUT    SHARED/DEFINED  1,2       4,100  0     0
TREEHOUSE FOODS INC                 COM        89469A104    4,060      62,100     PUT    SHARED/DEFINED  1,2      62,100  0     0
VENTAS INC                          COM        92276F100   15,023     272,500     PUT    SHARED/DEFINED  1,2     272,500  0     0
VISTAPRINT N V                      SHS        N93540107    7,323     239,300     PUT    SHARED/DEFINED  1,2     239,300  0     0

SK 21635 0002 1261384